Shareholders' Equity - Additional Information (Detail) - USD ($)	5 Months Ended	6 Months Ended
	Dec. 31, 2020	Jun. 30, 2021	Dec. 31, 2019
Shareholders Equity [Line Items]
Preference shares, shares authorized	1,000,000	1,000,000
Preference stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Common stock shares, issued			8,076,275
Temporary equity redemption price per share		$ 10.00
Pipe Investment [Member] | PIPE Subscription Agreement [Member]
Shareholders Equity [Line Items]
Temporary equity redemption value		$ 320,000,000
Minimum [Member]
Shareholders Equity [Line Items]
Net tangible asset		$ 5,000,001
Class A ordinary shares [Member]
Shareholders Equity [Line Items]
Ordinary shares, shares authorized	450,000,000	450,000,000
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Common stock shares, issued	3,974,267	0
Common stock shares, outstanding	3,974,267	0
Common stock shares subject to possible redemption	28,025,733	32,000,000
Ordinary shares subject to possible redemption	28,025,733	32,000,000
Class B ordinary shares [Member]
Shareholders Equity [Line Items]
Ordinary shares, shares authorized	50,000,000	50,000,000
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Common stock shares, issued	8,000,000	8,000,000
Common stock shares, outstanding	8,000,000	8,000,000
Percentage of Class B ordinary shares	20.00%